Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Summary of net pretax benefits (charges), incurred by segment

		Pretax Benefit (Charge)
(in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Three months ended September 30, 2013
Restructuring charges	100	$(1.8)	$(3.6)	$(0.6)	$(4.1)	$(10.1)
Restructuring accrual reversals		1.2	0.2	0.6	0.3	2.3
Total pretax charge, net of reversals		$(0.6)	$(3.4)	$—	$(3.8)	$(7.8)

Nine months ended September 30, 2013
Restructuring charges	460	$(16.9)	$(8.5)	$(1.4)	$(22.4)	$(49.2)
Restructuring accrual reversals		1.9	0.2	0.6	0.5	3.2
Total pretax charge, net of reversals		$(15.0)	$(8.3)	$(0.8)	$(21.9)	$(46.0)

Three months ended September 30, 2012
Restructuring charges	10	$(4.4)	$—	$(1.7)	$(1.2)	$(7.3)
Restructuring accrual reversals		—	—	0.1	—	0.1
Total pretax charge, net of reversals		$(4.4)	$—	$(1.6)	$(1.2)	$(7.2)

Nine months ended September 30, 2012
Restructuring charges	580	$(7.4)	$—	$(17.8)	$(2.0)	$(27.2)
Restructuring accrual reversals		1.0	—	0.8	1.3	3.1
Total pretax charge, net of reversals		$(6.4)	$—	$(17.0)	$(0.7)	$(24.1)

	Pretax Benefit (Charge)
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Year ended December 31, 2012
Restructuring charges	$(7.5)	$—	$(18.5)	$(2.2)	$(28.2)
Restructuring accrual reversals	1.0	—	2.8	1.3	5.1
Total pretax charge, net of reversals	$(6.5)	$—	$(15.7)	$(0.9)	$(23.1)

Year ended December 31, 2011
Restructuring charges	$(2.8)	$(10.5)	$(34.2)	$(3.8)	$(51.3)
Restructuring accrual reversals	1.1	—	2.5	1.3	4.9
Total pretax charge, net of reversals	$(1.7)	$(10.5)	$(31.7)	$(2.5)	$(46.4)

Year ended December 31, 2010
Restructuring charges	$(20.3)	$(11.3)	$(28.2)	$(27.7)	$(87.5)
Restructuring accrual reversals	0.7	0.8	10.9	3.1	15.5
Total pretax charge, net of reversals	$(19.6)	$(10.5)	$(17.3)	$(24.6)	$(72.0)

Summary of utilization of restructuring accruals

(in millions)	Employee Severance
Remaining accrual as of January 1, 2013	$13.1
Expense provision	49.2
Cash payments and other	(30.3)
Changes in estimates	(3.2)
Remaining accrual as of September 30, 2013	$28.8

(in millions)	Employee Severance	Facility Closure
Remaining accrual as of January 1, 2011	$38.7	$0.2
Expense provision	45.0	6.3
Cash payments and other	(62.2)	(5.5)
Changes in estimates	(4.8)	(0.1)
Remaining accrual as of December 31, 2011	16.7	0.9
Expense provision	28.2	—
Cash payments and other	(26.8)	(0.8)
Changes in estimates	(5.0)	(0.1)
Remaining accrual as of December 31, 2012	$13.1	$—